Organization and Principal Activities (Details) - Schedule of Condensed Consolidated Cash Flows Information - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Etao [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss from continuing business	$ (896,133,209)	$ (9,081,349)
Depreciation and amortization
Bad debt provision
Impairment for equity investment	158,993,531	3,766,000
Shares issued for compensation	735,995,000	5,000,000
Decrease/(increase) of restricted cash, current
Decrease/(increase) of accounts receivable
Decrease/(increase) of advances to suppliers
Decrease/(increase) of prepaid expenses and other receivables
Decrease/(increase) of inventories
Decrease/(increase) of deferred tax assets
Increase/(decrease) of accounts payable
Increase/(decrease) of advances from customers
Increase/(decrease) of accrued expenses and other payables
Increase/(decrease) of lease liabilities
Cash (used in) / provided by operating activities	(1,144,678)	(315,349)
Purchase of property, plant and equipment
Acquiring of intangible assets and long-term prepaid expenses
Payment for short-term investment
Proceeds for equity investment
Proceeds from disposal of investment in real property
Proceeds from rental deposit
Cash increased by acquisition
Cash provided by / (used in) investing activities
Proceeds/(repayment) of bank loans, net
Proceeds/(repayment) of note payable, net
Proceeds/(repayment) from related parties	528,209
Repayment of finance lease liability
Proceeds from allotment of shares	616,469	315,349
Cash provided by / (used in) financing activities	1,144,678	315,349
Foreign currency effect
Total cashflow
WOFE [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss from continuing business
Depreciation and amortization
Bad debt provision
Impairment for equity investment
Shares issued for compensation
Decrease/(increase) of restricted cash, current
Decrease/(increase) of accounts receivable
Decrease/(increase) of advances to suppliers
Decrease/(increase) of prepaid expenses and other receivables
Decrease/(increase) of inventories
Decrease/(increase) of deferred tax assets
Increase/(decrease) of accounts payable
Increase/(decrease) of advances from customers
Increase/(decrease) of accrued expenses and other payables
Increase/(decrease) of lease liabilities
Cash (used in) / provided by operating activities
Purchase of property, plant and equipment
Acquiring of intangible assets and long-term prepaid expenses
Payment for short-term investment
Proceeds for equity investment
Proceeds from disposal of investment in real property
Proceeds from rental deposit
Cash increased by acquisition
Cash provided by / (used in) investing activities
Proceeds/(repayment) of bank loans, net
Proceeds/(repayment) of note payable, net
Proceeds/(repayment) from related parties
Repayment of finance lease liability
Proceeds from allotment of shares
Cash provided by / (used in) financing activities
Foreign currency effect
Total cashflow
VIE [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss from continuing business	(861,845)	(871,134)
Depreciation and amortization	1,951,902	1,696,188
Bad debt provision	1,070,148	237,960
Impairment for equity investment	305,561
Shares issued for compensation
Decrease/(increase) of restricted cash, current	3,544,888	(3,173,712)
Decrease/(increase) of accounts receivable	(155,495)	(2,113,002)
Decrease/(increase) of advances to suppliers	146,777	(36,001)
Decrease/(increase) of prepaid expenses and other receivables	341,116	187,987
Decrease/(increase) of inventories	(75,725)	(32,422)
Decrease/(increase) of deferred tax assets	(15,107)	(16,078)
Increase/(decrease) of accounts payable	798,416	620,504
Increase/(decrease) of advances from customers	32,476	78,462
Increase/(decrease) of accrued expenses and other payables	4,678,246	3,415,189
Increase/(decrease) of lease liabilities	207,209	(69,844)
Cash (used in) / provided by operating activities	11,968,566	63,874
Purchase of property, plant and equipment	(624,363)	(2,349,181)
Acquiring of intangible assets and long-term prepaid expenses	(9,533)	(7,202)
Payment for short-term investment	(2,971,162)
Proceeds for equity investment		15,531
Proceeds from disposal of investment in real property		226,213
Proceeds from rental deposit	32,656	20,640
Cash increased by acquisition		7,706,089
Cash provided by / (used in) investing activities	(3,572,402)	5,612,090
Proceeds/(repayment) of bank loans, net	(908,357)	64,125
Proceeds/(repayment) of note payable, net	(404,846)	(2,305,982)
Proceeds/(repayment) from related parties	(3,045,757)	2,446,680
Repayment of finance lease liability	653,595	(1,217,907)
Proceeds from allotment of shares
Cash provided by / (used in) financing activities	(3,705,366)	(1,013,084)
Foreign currency effect	(484,800)	64,330
Total cashflow	4,205,998	4,727,210
Elimination [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss from continuing business
Depreciation and amortization
Bad debt provision
Impairment for equity investment
Shares issued for compensation
Decrease/(increase) of restricted cash, current
Decrease/(increase) of accounts receivable
Decrease/(increase) of advances to suppliers
Decrease/(increase) of prepaid expenses and other receivables
Decrease/(increase) of inventories
Decrease/(increase) of deferred tax assets
Increase/(decrease) of accounts payable
Increase/(decrease) of advances from customers
Increase/(decrease) of accrued expenses and other payables
Increase/(decrease) of lease liabilities
Cash (used in) / provided by operating activities
Purchase of property, plant and equipment
Acquiring of intangible assets and long-term prepaid expenses
Payment for short-term investment
Proceeds for equity investment
Proceeds from disposal of investment in real property
Proceeds from rental deposit
Cash increased by acquisition
Cash provided by / (used in) investing activities
Proceeds/(repayment) of bank loans, net
Proceeds/(repayment) of note payable, net
Proceeds/(repayment) from related parties
Repayment of finance lease liability
Proceeds from allotment of shares
Cash provided by / (used in) financing activities
Foreign currency effect
Total cashflow
Consolidated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss from continuing business	(896,995,054)	(9,952,483)
Depreciation and amortization	1,951,902	1,696,188
Bad debt provision	1,070,148	237,960
Impairment for equity investment	159,299,092	3,905,776
Shares issued for compensation	735,995,000	5,000,000
Decrease/(increase) of restricted cash, current	3,544,888	(3,173,712)
Decrease/(increase) of accounts receivable	(155,495)	(2,113,002)
Decrease/(increase) of advances to suppliers	146,777	(36,001)
Decrease/(increase) of prepaid expenses and other receivables	341,115	187,987
Decrease/(increase) of inventories	(75,725)	(32,422)
Decrease/(increase) of deferred tax assets	(15,107)	(16,078)
Increase/(decrease) of accounts payable	798,416	620,504
Increase/(decrease) of advances from customers	32,476	78,462
Increase/(decrease) of accrued expenses and other payables	4,678,245	3,415,189
Increase/(decrease) of lease liabilities	207,209	(69,844)
Cash (used in) / provided by operating activities	10,823,888	(251,475)
Purchase of property, plant and equipment	(624,363)	(2,349,181)
Acquiring of intangible assets and long-term prepaid expenses	(9,533)	(7,202)
Payment for short-term investment	(2,971,162)
Proceeds for equity investment		15,531
Proceeds from disposal of investment in real property		226,213
Proceeds from rental deposit	32,656	20,640
Cash increased by acquisition		7,706,089
Cash provided by / (used in) investing activities	(3,572,402)	5,612,090
Proceeds/(repayment) of bank loans, net	(908,357)	64,125
Proceeds/(repayment) of note payable, net	(404,845)	(2,305,982)
Proceeds/(repayment) from related parties	(2,517,548)	2,446,680
Repayment of finance lease liability	653,595	(1,217,907)
Proceeds from allotment of shares	616,469	315,349
Cash provided by / (used in) financing activities	(2,560,688)	(697,734)
Foreign currency effect	(484,800)	64,330
Total cashflow	$ 4,205,998	$ 4,727,210